Debt - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) extension	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt			3.00%	3.00%	3.00%	3.00%			3.00%
Debt | $			$ 24,445,000,000	$ 24,854,000,000
Other debt | $			1,500,000,000	1,500,000,000
Financial services
Debt Instrument [Line Items]
Debt | $			$ 20,436,000,000	$ 20,748,000,000
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage										9894.40%	9894.40%
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument principal amount of issue price percentage	98.597%	98.597%						98.597%
Debt repurchase amount														€ 800,000,000
CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $												$ 500,000,000
Debt instrument principal amount of issue price percentage												9970.10%
CNH Industrial
Debt Instrument [Line Items]
Revolving credit facility, amount | $													$ 500,000,000
Debt instrument principal amount of issue price percentage													99.384%
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate			2.875%	2.875%	2.875%	2.875%			2.875%
Debt repurchase amount						€ 131,000,000			€ 268,000,000
Debt									€ 700,000,000
1.625% Notes Due March 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount																	€ 10,000,000,000
Debt instrument principal amount of issue price percentage																	99.407%
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount																	€ 75,000,000
Bonds, interest rate																	1.625%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Revolving credit facility, amount | $																$ 500,000,000
Bonds, interest rate																4.375%
1.375% Notes Due May 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount															€ 10,000,000,000
Debt instrument principal amount of issue price percentage															99.335%
1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount															€ 500,000,000
Bonds, interest rate															1.375%
Debt repurchase amount						€ 184,000,000
1.750% Notes Due September 2025 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount														€ 10,000,000,000
Debt instrument principal amount of issue price percentage														99.248%
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount														€ 650,000,000
Bonds, interest rate														1.75%
6.250% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate														6.25%
2.750% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate														2.75%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Bonds, interest rate													3.85%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Bonds, interest rate												4.20%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount | $										$ 500,000,000
Bonds, interest rate										1.875%	1.875%
Debt instrument borrowing capacity amount											€ 10,000,000,000
1.750% Bonds Due March 2027 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount								€ 600,000,000
Bonds, interest rate	1.75%	1.75%						1.75%
Debt instrument borrowing capacity amount								€ 10,000,000,000
1.625% Bonds Due July 2029 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount							€ 500,000,000
Bonds, interest rate							1.625%
Debt instrument borrowing capacity amount							€ 10,000,000,000
Debt instrument principal amount of issue price percentage							98.926%
2.200% Bonds Due July 2039 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount							€ 50,000,000
Bonds, interest rate							2.20%
Debt instrument borrowing capacity amount							€ 10,000,000,000
Debt instrument principal amount of issue price percentage							98.285%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Limited
Debt Instrument [Line Items]
Revolving credit facility, amount | $					$ 175,000,000
Bonds, interest rate				2.10%	2.10%	2.10%
Debt instrument principal amount of issue price percentage				99.899%	99.899%	99.899%
2.875% Notes Due September 2021 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Bonds, interest rate			2.875%						2.875%
Debt repurchase amount						€ 64,000,000
Commercial Paper Program | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Long-term Commercial Paper						105,000,000
Commercial Paper Program | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Long-term Commercial Paper						€ 387,000,000
Revolving Credit Facility | 2024 Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, term		5 years
Revolving credit facility, amount	$ 4,500,000,000	$ 4,500,000,000						€ 4,000,000,000
Number of years in each extension period | extension	2
Credit facility extension period (in years)	1 year
Revolving Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, term			5 years
Revolving credit facility, amount									€ 1,750,000,000
Asset-Backed Facilities
Debt Instrument [Line Items]
Credit facility | $			$ 3,900,000,000	$ 4,100,000,000
Credit facility utilized amount | $			3,000,000,000.0	3,000,000,000.0
Financial Services | Unsecured Credit Facilities
Debt Instrument [Line Items]
Credit facility | $			$ 3,100,000,000	$ 5,500,000,000